Investment Advisor

CMG Capital Management Group, Inc.

150 N. Radnor Chester Road

Suite A150

Radnor, PA 19087

Administrator and

Fund Accountant

Gemini Fund Services, LLC

150 Motor Parkway, Suite 205

Hauppauge, NY 11788

Transfer Agent &

Dividend Disbursing Agent

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Custodian

The Bank of New York

1 Wall Street, 25th Floor

New York, NY 10286

Distributor
Aquarius Fund Distributors, LLC

1005 South 107th Avenue, Suite 201

Omaha, NE 68114

Independent Auditors

Tait, Weller & Baker

1818 Market Street

Philadelphia, PA 19103

Shareholder Information:

Toll-free (866) CMG-9456

CMG

HIGH  INCOME PLUS

FUND

SEMI-ANNUAL REPORT

JULY 31, 2005

(UNAUDITED)

This report and the financial statements contained herein are submitted for general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the CMG High Income Plus Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Dear C lient,

As we approach the 14th year of managing our high yield bond strategy, I wanted to take a moment to summarize where we have been and inform you of a change that we will be implementing.

Our strategy, initiated in 1992, was designed to invest in the high yield bond market during periods of rising prices and move to money market funds during periods of falling prices.  Our proprietary model has proved very reliable in identifying intermediate trends in the high yield bond market.

From 1992 through 2003, the strategy was implemented by investing in open-end high yield bond funds during when our model was in a buy signal, and moving to money market funds when our model was in a sell signal.

As you’ll recall, in 2003 and 2004 the SEC conducted numerous investigations into “market timing”, the results of which included the mutual fund industry instituting trading restrictions and short term redemption fee policy disclosure.  While CMG has never engaged in the type of trading the was the subject of the investigations, the changes that were instituted by the mutual fund industry did impact our ability to sell the high yield mutual funds when our model was in a sell.

Accordingly, in February 2004, we converted our long time high yield bond trading program to a mutual fund structure, creating the CMG High Income Plus Fund (CMGHX).  With this new structure, we were able to continue managing the investment strategy that has been so successful for our clients, while avoiding short term redemption fees and other sale restrictions that have been adopted by much of the mutual fund industry.   Through the creation of various synthetic high yield indexes, the CMG High Income Plus Fund sought  to maintain a constant long position within a basket of mutual funds and “hedge away” the downside risk through the trading of these synthetic indexes.  The high yield indexes have experienced explosive growth, now exceeding the trading volume of the entire high yield market.  While generally effective at hedging risk, the index market is subject to various intricacies that at times have negatively impacted our performance.

One of the central commitments of CMG is to continually look to enhance our programs to offer the best investment service to our clients all the while remaining true to our mission statement of “protection of principle and allowing compound interest to create wealth.”  We are very pleased that over the past 18 months several new mutual funds have been created that have enable investors to trade without restriction.  This development allows CMG once again deploy its strategy with the efficiency and economy that existed between 1992 and 2003.  Accordingly, by October 1, 2005 current shareholders of the CMG High Income Plus Fund will have redeemed all of their shares out of the Fund, and we will be reverting back to our original high yield mutual fund trading strategy.

With kind regards,

Steve

Stephen B. Blumenthal

CMG Capital Management Group, Inc.

President – CEO

September 2005

CMG High Income Plus Fund

PORTFOLIO SUMMARY (Unaudited)

July 31, 2005

Portfolio Composition*	Top 10 Portfolio Holdings*

Franklin AGE High Income Fund-Class A

Putnam High Yield Trust- Class A

Fidelity Advisor High Income

   Advantage Fund- Class T

Northeast Investors Trust

Oppenheimer High Yield Fund-Class A

Guardian High Yield Bond Fund- Class A

AIM High Yield Fund-Class A

Nations High Yield Bond Fund-Class A

Alliance Bernstein High Yield Fund-Class A

SunAmerica High Yield Bond Fund-Class A

11.6% 8.7% 7.9%7.7%7.2%7.0%7.0%5.6%5.6%5.2%

____________

* Based on total investment value as of July 31, 2005.

CMG High Income Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2005

		Market
	Shares	Value
HIGH YIELD BOND FUNDS - 124.46%
AIM High Yield Fund- Class A	1,168,633	$ 5,258,846
Alliance Bernstein High Yield Fund- Class A	693,124	4,186,472
BlackRock High Yield Bond Fund- Class A	159,839	1,305,884
BlackRock High Yield Bond Fund- Service Class	1,118	9,141
Delaware Delchester Fund- Class A	492,002	1,633,446
Excelsior High Yield Fund	808,912	3,737,171
Federated High Income Bond Fund- Class A	63,281	507,516
Fidelity Advisor High Income Advantage Fund- Class T	594,096	5,970,660
Franklin AGE High Income Fund- Class A	4,092,142	8,716,263
Goldman Sachs High Yield Fund- Class A	2,408	19,360
Guardian High Yield Bond Fund- Class A	707,605	5,285,809
Hartford High Yield Fund- Class A	125,700	1,009,369
Janus High Yield Bond Fund	133,554	1,306,156
Merrill Lynch Bond Fund- High Income Portfolio- Class A	692,291	3,551,455
Nations High Yield Bond Fund- Class A	457,788	4,248,272
Northeast Investors Trust	743,558	5,770,012
Oppenheimer High Yield Fund- Class A	571,348	5,456,372
Pioneer High Yield Fund- Class A	390	4,453
Putnam High Yield Trust- Class A	814,124	6,594,402
Salomon Brothers High Yield Bond Fund- Class A	303,098	2,579,363
Seligman High Yield Bond Fund- Class A	316,795	1,086,609
SunAmerica High Yield Bond Fund- Class A	859,425	3,918,979
UBS High Yield Fund- Class A	324,623	2,343,776
Wells Fargo Advantage High Income Fund- Investors Class	113,753	884,997
TOTAL HIGH YIELD BOND FUNDS
(Cost - $73,564,974)		75,384,783

SHORT TERM INVESTMENTS - 0.00%
Milestone Treasury Obligation Portfolio- Institutional Class
(Cost - $1,685)	1,685	1,685

CMG High Income Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2005

		Market
	Contracts	Value
PUT OPTIONS PURCHASED - 0.13%
Dow Jones CDX 100 North American High Yield CDS Index
Series 4, Expiration September 2005, Exercise Price $99.00	1,485	$ 74,250
SPDR Trust Series I, Expiration August 2005, Exercise
Price $115.00	200	1,000
TOTAL PUT OPTIONS PURCHASED
(Cost - $142,977)		75,250

Total Investments - 124.59%
(Cost - $73,709,636)		75,461,718
Other assets less liabilities- (24.59)%		(14,892,807)
NET ASSETS - 100.00%		$ 60,568,911

SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
July 31, 2005

		Market
	Principal	Value
SECURITIES SOLD SHORT
Dana Corp., 9.00%, due 8/15/11	$ 99,000	$ (106,568)
TOTAL SECURITIES SOLD SHORT
(Proceeds - $99,000)		$ (106,568)

CREDIT DEFAULT SWAP CONTRACTS (Unaudited)
July 31, 2005

		Unrealized
	Notional	Appreciaion/
	Amount	(Depreciation)

Dow Jones CDX 100 North American High Yield CDS Index
Series 4, 3.60%, due 6/20/10	$ (79,200,000)	$ (1,396,519)

CMG High Income Plus Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
July 31, 2005

Assets:
Investments in Securities at Market Value (identified cost $73,709,636)	$ 75,461,718
Dividends and Interest Receivable	77,139
Prepaid Expenses and Other Assets	48,651
Total Assets	75,587,508

Liabilities:
Securities Sold Short, at Value (Proceeds of $99,000)	106,568
Due to Broker	14,039,930
Payables:
Swap Contracts	732,600
Investment Advisory Fees	109,361
Distribution Fees	15,334
Accrued Expenses and Other Liabilities	14,804
Total Liabilities	15,018,597

Net Assets (Unlimited shares of no par value interest
authorized; 6,301,585 shares outstanding)	$ 60,568,911

Net Asset Value, Offering and Redemption Price Per Share
($60,568,911/6,301,585 shares outstanding)	$ 9.61

Composition of Net Assets:
At July 31, 2005, Net Assets consisted of:
Paid-in-Capital	$ 63,596,567
Accumulated Undistributed Net Investment Income	81,469
Accumulated Net Realized Loss From Security Transactions	(3,457,120)
Net Unrealized Appreciation (Depreciation) on:
Investments	1,752,082
Short Positions	(7,568)
Swap Contracts	(1,396,519)
Net Assets	$ 60,568,911

CMG High Income Plus Fund
STATEMENT OF OPERATIONS
For the Six Months Ended July 31, 2005 (Unaudited)

Investment Income:
Interest Income on Long Positions	$ 24,931
Dividend Income	2,895,522
Total Investment Income	2,920,453

Expenses:
Investment Advisory Fees	779,284
Distribution Fees	86,587
Administrative Fees	34,635
Accounting Fees	20,227
Legal Fees	19,719
Transfer Agent Fees	9,845
Custody Fees	9,427
Registration Fees	7,339
Trustees' Fees	6,012
Audit Fees	5,728
Printing Expense	4,833
Insurance Expense	3,322
Miscellaneous Expenses	985
Total Operating Expenses Before Interest Expense	987,943
Interest Expense	1,190,937
Total Expenses	2,178,880
Less: Fees Waived by Advisor	(1,875)
Total Net Expenses	2,177,005
Net Investment Income	743,448

Net Realized and Unrealized Loss on Investments:
Net Realized Gain (Loss) From:
Investments	50,433
Swap Contracts	679,859
Net Change in Unrealized Appreciation (Depreciation) On:
Investments	(1,519,421)
Securities Sold Short	10,730
Swap Contracts	(1,363,395)
Net Realized and Unrealized Loss on Investments	(2,141,794)

Net Decrease in Net Assets Resulting From Operations	$ (1,398,346)

CMG High Income Plus Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months	February 20, 2004*
	Ended	through
	July 31, 2005	January 31, 2005
Operations:	(Unaudited)
Net Investment Income	$ 743,448	$ 829,263
Net Realized Gain (Loss) From:
Investments	50,433	(2,202,635)
Securities Sold Short	-	(583,393)
Swap Contracts	679,859	(1,508,695)
Distributions of Other Investment Companies	-	107,311
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(1,519,421)	3,271,503
Securities Sold Short	10,730	(18,298)
Swap Contracts	(1,363,395)	(33,124)
Net Decrease in Net Assets
Resulting From Operations	(1,398,346)	(138,068)

Distributions to Shareholders From:
Net Investment Income ($0.09 and $0.12 per share,
respectively)	(661,979)	(861,708)

Capital Share Transactions:
Proceeds from Shares Issued (678,365 and 10,896,437
shares, respectively)	6,693,612	108,171,104
Dividend Reinvestment Shares Issued (68,241 and 87,912
shares, respectively)	661,979	861,708
Cost of Shares Redeemed (2,180,407 and 3,248,963
shares, respectively)	(21,117,749)	(31,641,642)
Total Capital Share Transactions	(13,762,158)	77,391,170

Total Increase (Decrease) in Net Assets	(15,822,483)	76,391,394

Net Assets:
Beginning of Period	76,391,394	-
End of Period (includes accumulated undistributed net
investment income of $81,469 and $0, respectively)	$ 60,568,911	$ 76,391,394

*Commencement of Operations

CMG High Income Plus Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented. (a)

	For the Six Months	February 20, 2004*
	Ended	through
	July 31, 2005	January 31, 2005
	(Unaudited)
Net Asset Value, Beginning of Period	$ 9.88	$ 10.00
Income (Loss) From Operations:
Net investment income	0.10	0.11
Net loss from securities
(both realized and unrealized)	(0.28)	(0.11)
Total from operations	(0.18)	-

Distributions to shareholders from
net investment income	(0.09)	(0.12)
Net Asset Value, End of Period	$ 9.61	$ 9.88

Total Return (b)	(1.78)%	0.00%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 60,569	$ 76,391
Ratio of expenses to average net assets,
net of fee waivers (c,d)	6.29%	5.06%
Ratio of expenses to average net assets,
before fee waivers (c,d)	6.30%	5.06%
Ratio of net investment income to average net assets (c)
Portfolio turnover rate	21%	128%

__________
*Commencement of Operations
(a) Per share amounts are calculated using the average shares method, which more appropriately represents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(c) Annualized.
(d) Includes interest expense of 3.44% and 2.21% for the periods ending July 31, 2005 and January 31,2005, respectively.

CMG High Income Plus Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

July 31, 2005

1.            ORGANIZATION

CMG High Income Plus Fund (the “Fund”) is a series of AdvisorOne Funds (the “Trust”), a Delaware Business Trust organized on December 20, 1996.  The Fund is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a diversified, open-end management investment company.  The Fund seeks a high level of current income along with capital appreciation primarily by investing in other mutual funds that invest primarily in high-yielding, lower-rated fixed income securities. The Fund commenced operations on February 20, 2004.

2.            SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements.

Security Valuation and Transactions – U.S. equity securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price.  In the absence of a last sale price, the average of the last available bid and ask price is used.  If no average price is available, the last bid price is used.  Exchange traded debt securities are valued using the last available sale price or, if such price is not available, at the mean of the bid and asked prices.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available of for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying funds are valued at their respective net asset values as

CMG High Income Plus Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

July 31, 2005

reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the underlying funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares.  There can be no assurance that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Short Sales – The Fund may sell securities short as part of its overall portfolio management strategy involving the use of derivative instruments and to offset potential declines in long positions in similar securities.  A short sell is a transaction in which the Fund sells a security it does not own in anticipation of a decline in its market price.  When the Fund engages in a short sale, an amount equal to the proceeds is reflected as an asset and an equivalent liability.  The amount of the liability is subsequently marked-to-market on a daily basis to reflect the current value of the security sold short.  The accrued interest and dividends on short sales that the Fund will be obligated to pay is treated as an expense on the Statement of Operations.  Short sales are collateralized by cash or other liquid security deposits made with the applicable counterparty broker.  The Fund is exposed to market risk based on the amount, if any, that the market value of the security sold short exceeds the value of the collateral.    Liabilities for short sales are closed out by purchasing the securities for delivery to the counterparty broker, resulting in a realized gain or loss.

Swap Agreements – The Fund may enter into interest rate, index, currency exchange rate and credit default swap agreements.  Swap agreements are two-party contracts providing for an arrangement to exchange the returns earned or realized based on a notional principal amount.  The Fund’s obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “Net Amount”).  The Fund’s obligation under a swap agreement will be accrued daily (offset against amounts owing to the Fund) and any accrued but unpaid Net Amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. government securities, or other liquid securities.  Swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss.

The Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these arrangements or that the counterparty may default on its obligations to perform.

TRAINS and Dow Jones CDX 100 NA HY CDS Index– TRAINS (Targeting Return Index Securities) Trust Series HY-2004-1 High Yield Portfolio is a privately placed grantor investment trust sponsored by Lehman Brothers which invests in  equally weighted high yield bonds rated B3/B- or higher.  Dow Jones CDX 100 North American High Yield Credit Default Swap Index, managed by Dow Jones Indexes and sponsored by

CMG High Income Plus Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

July 31, 2005

JP Morgan and Morgan Stanley, is a credit default swap index product consisting of 100 portfolios, which focuses on the North American High Yield market.  Both TRAINS and Dow Jones CDX 100 NA HY CDS

Indexes offer certain investors a diverse, liquid vehicle for initiating and managing exposure to the North American high yield credit market.

Federal Income Taxes – The Fund has complied and will continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

Expenses –  Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Distributions to Shareholders – Income will normally be declared and distributed monthly by the Fund.  The Fund will declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.  These differences are primarily due to the treatment of wash sale losses and deferral of post-October losses.

3.            ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by CMG Capital Management Group, Inc. (the “Adviser”). Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 2.25% of the average daily net assets of the Fund.

The Adviser has contractually agreed to waive its management fee or, if necessary, to reimburse the Fund if and to the extent that the total annual operating expense ratio (excluding interest and extraordinary or non-recurring expenses) exceeds 2.85% of the average daily net assets of the Fund through May 31, 2006.   Under the terms of the Advisory Agreement, fees waived or expenses reimbursed may be recouped by the Adviser from the Fund up to three years from the date that the fee or expense was waived or reimbursed.  However, no reimbursement payment will be made by the Fund to the Adviser if it would result in the Fund exceeding the contractual expense limitation described above.

For six month period ended July 31, 2005, the Adviser earned advisory fees of $779,284 and waived fees of $1,875.

CMG High Income Plus Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

July 31, 2005

Administration, Fund Accounting, Transfer Agent and Custody Administration Fees – Gemini Fund Services, LLC (the “Administrator”) serves as the administrator, fund accountant, transfer agent and custody administrator of the Fund.  For providing administration services to the Fund, the Administrator receives a monthly fee calculated at an annual rate of 0.10% of the first $100 million of the Fund’s average daily net assets, and at reduced rates thereafter, subject to certain minimum requirements.  For providing fund accounting services, the Administrator receives from the Fund a monthly fee calculated at an annual rate of 0.02% on average daily net assets between $25 million and $100 million, and at reduced rates thereafter, subject to certain minimum requirements, plus out-of-pocket expenses.  For providing transfer agent services, the Administrator receives a minimum monthly or per account fee plus certain transaction fees, plus out-of-pocket expenses.  For providing custody administration services, the  Administrator receives from the Fund a monthly fee calculated at an annual rate of .0075% for the first $100 million of the Fund’s average daily portfolio market value, and at reduced rates thereafter.

Distributor – The distributor of the Fund is Aquarius Fund Distributors, LLC (the “Distributor).  The Fund has adopted a Distribution Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act.  The Plan and Agreement provides for the payment for certain distribution activities and shareholder services to the Fund and its shareholders at an annualized rate of 0.25% of the average daily net assets.

Trustees’ Fees – The Fund pays no compensation to its Trustees who are employees of the Adviser or its affiliates ..  Effective September 23, 2004, the Board approved the following Trustee compensation schedule: Each Trustee will receive $3,000 for each regular board meeting attended in-person; a minimum of $1,000 for each special board meeting attended in-person, or $200 per Fund participating in the special meeting, whichever is greater; $750 for all telephonic board meetings; $500 for in-person committee meetings and $250 for telephonic committee meetings, unless the committee meeting is on the same day as a board meeting, in which case it will not be compensated.  The Trust also reimburses each such Trustee for travel and other expenses incurred in attending meetings of the Board.

4.            INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities, for the six months ended July 31, 2005, amounted to $16,811,018 and $17,774,852, respectively.  There were no purchases or sales of U.S. government securities.  The cost basis of securities for federal income tax purposes was $74,481,751.  Gross unrealized appreciation and depreciation on investments as of July 31, 2005 aggregated $1,168,748 and $188,781, respectively.

CMG High Income Plus Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

July 31, 2005

5.            TAX INFORMATION

For the period ended January 31, 2005, the Fund paid distributions of $861,708, the tax character of which was ordinary income.

As of January 31, 2005, the components of distributable earnings on a tax basis were as follows:

               Long-Term Losses             $(2,279,166)

               Unrealized Appreciation       1,311,835

                                                             $(967,331)

The differences between book basis and tax basis figures are attributable primarily to the tax treatment of wash sale losses and deferral of post-October losses.

As of January 31, 2005, the Fund had available, for federal income tax purposes, $2,279,166 in unused capital loss carryforwards, available to offset future capital gains and expiring on January 31, 2013.

The Fund has elected to defer post-October losses of $1,136,131.

6.            SUBSEQUENT EVENT

The Fund will be closed to new investors effective September 30, 2005, in anticipation of the redemption of all shares except those of the adviser, on or about September 30, 2005.  Consequently, the Fund no longer will pursue its investment objective.  By September 30, 2005, the Fund’s portfolio holdings will have been sold, and the proceeds held in cash or cash equivalents.  Any undistributed investment income and capital gains will be distributed as soon as practicable to shareholders.   The Fund will pursue a new investment objective and strategy which will be presented for SEC approval in the near future.  Meanwhile, it is expected that that the Fund will remain dormant until the new investment strategy is approved.

CMG High Income Plus Fund

DISCLOSURE OF FUND EXPENSES

July 31, 2005 (Unaudited)

As a shareholder of the Fund you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges (CDSCs) on redemptions.

This example is based on an investment of $1,000 invested on February 1, 2005 and held until July  31, 2005.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (2/1/05)	Ending Account Value (7/31/05)	Expenses Paid During the Period* (2/1/05 to 7/31/05)
Actual	$1,000.00	$ 982.21	$30.91
Hypothetical (5% return before expenses)	$1,000.00	$ 993.60	$31.09

*Expenses are equal to the Fund’s annualized expense ratio of 6.29% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

CMG High Income Plus Fund

ADDITIONAL INFORMATION (Unaudited)

How to Obtain Proxy Voting Information

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ending June 30, 2005 as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-CMG-9456 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-866-CMG-9456.